Consolidated Statements of Cash Flows - Parenthetical - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Non-cash items impacting working capital	$ 129,300	$ 24,900	$ (12,500)
Restricted cash	3,129	30	58
Capital expenditures	1,201,639
Advances to suppliers for property, plant and equipment classified as investing activities	259,048
Other deposits with maturity of more than three months	$ 2,186,420	$ 1,975,490	$ 1,357,484